Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member]	AOCI Including Portion Attributable to Noncontrolling Interest [Member] Previously Reported [Member]	Total	Previously Reported [Member]
Balances at Dec. 31, 2021	$ 12		$ 763,087		$ (663,681)				$ 99,418
Balance, shares at Dec. 31, 2021	12,430,788
Cumulative effect adjustment ASU 2016-02					3,993				3,993
Reclassification of previously exercised stock options			441						441
Reclassification of previously exercised stock options, shares	13,125
Exercise of stock options			948						948
Exercise of stock options, shares	171,047
Purchase and retirement of common shares			(86)						(86)
Purchase and retirement of common shares, shares	(1,050)
Exercise of warrants	$ 2		46,489						46,491
Exercise of warrants, shares	1,328,189
Common stock issued pursuant to short-term debt conversion	$ 1		4,098				(11)		4,088
Common stock issued pursuant to short-term debt conversion, shares	262,797
Vesting of restricted stock units									0
Vesting of restricted stock units, in shares	23,252
Tax withholding on vesting of restricted stock units			(132)						(132)
Tax withholding on vesting of restricted stock units, shares	(7,067)
Stock-based compensation expense			15,856						15,856
Issuance of common stock and warrants in PIPE Offering, net of offering expenses			7,651						7,651
Issuance of common stock and warrants in PIPE Offering, net of offering expenses, in shares	405,406
Issuance of common stock in ATM offering, net of commissions and offering expenses			6,021						6,021
Issuance of common stock in ATM offering, net of commissions and offering expenses, shares	265,641
Change in fair value of debt due to change in credit risk, net of tax							20		20
Net income (loss)					14,192				14,192
Balances at Dec. 31, 2022	$ 15	$ 1	844,373	$ 844,387	(645,496)	$ (645,496)	9	$ 9	198,901	$ 198,901
Balance, shares at Dec. 31, 2022	14,892,129
Exercise of stock options				300						300
Exercise of stock options, shares	107,100
Common stock issued pursuant to short-term debt conversion				3,510				(152)		3,358
Common stock issued pursuant to short-term debt conversion, shares	365,612
Tax withholding on vesting of restricted stock units				(53)						(53)
Tax withholding on vesting of restricted stock units, shares	(8,110)
Stock-based compensation expense				3,988						3,988
Change in fair value of debt due to change in credit risk, net of tax								2,810		2,810
Net income (loss)						(64,017)				(64,017)
Issuance of common stock for stem-cells to be used in research and development				1,000						1,000
Issuance of common stock for stem-cells to be used in research and development, shares	169,492
Issuance of warrants on senior secured bridge loan				274						274
Vesting of restricted stock units
Vesting of restricted stock units, shares	25,339
Issuance of common stock in PIPE Offering, net of offering expenses				8,931						8,931
Issuance of common stock in PIPE Offering, net of offering expenses, shares	938,183
Issuance of common stock under ATM Agreement				136						136
Issuance of common stock under ATM Agreement, shares	13,296
Balances at Mar. 31, 2023	$ 1		862,473		(709,513)		2,667		155,628
Balance, shares at Mar. 31, 2023	16,503,041
Balances at Dec. 31, 2022	$ 15	1	844,373	844,387	(645,496)	(645,496)	9	9	198,901	198,901
Balance, shares at Dec. 31, 2022	14,892,129
Net income (loss)									(205,842)
Balances at Sep. 30, 2023	$ 2		879,188		(851,338)		2,395		30,247
Balance, shares at Sep. 30, 2023	19,365,913
Balances at Dec. 31, 2022	$ 15	1	844,373	844,387	(645,496)	(645,496)	9	9	198,901	198,901
Balance, shares at Dec. 31, 2022	14,892,129
Exercise of stock options			304						304
Exercise of stock options, shares	108,637
Common stock issued pursuant to short-term debt conversion	$ 1		4,598				(155)		4,444
Common stock issued pursuant to short-term debt conversion, shares	559,481
Tax withholding on vesting of restricted stock units			(101)						(101)
Tax withholding on vesting of restricted stock units, shares	(19,130)
Stock-based compensation expense			15,017						15,017
Change in fair value of debt due to change in credit risk, net of tax							146		146
Net income (loss)					(196,295)				(196,295)
Issuance of common stock in Registered Direct Offering, net of offering expenses	$ 2		1,320						1,322
Issuance of common stock in Registered Direct Offering, net of offering expenses, shares	1,780,220
Common stock issued pursuant to short-term debt maturity extension			712						712
Common stock issued pursuant to short-term debt maturity extension, shares	270,731
Fair value of warrant modification for professional services			403						403
Issuance of common stock for stem-cells to be used in research and development			1,000						1,000
Issuance of common stock for stem-cells to be used in research and development, shares	169,492
Issuance of warrants on senior secured bridge loan			2,016						2,016
Vesting of restricted stock units									0
Vesting of restricted stock units, shares	83,759
Issuance of common stock in PIPE Offering, net of offering expenses	$ 1		12,680						12,681
Issuance of common stock in PIPE Offering, net of offering expenses, shares	1,519,579
Issuance of common stock under ATM Agreement			136						136
Issuance of common stock under ATM Agreement, shares	13,296
Issuance of warrants (C.V. Starr & RWI)			274						274
Balances at Dec. 31, 2023	$ 19	2	882,732	882,749	(841,791)	(841,791)			40,960	40,960
Balance, shares at Dec. 31, 2023	19,378,192
Balances at Mar. 31, 2023	$ 1		862,473		(709,513)		2,667		155,628
Balance, shares at Mar. 31, 2023	16,503,041
Exercise of stock options			4						4
Exercise of stock options, shares	1,537
Common stock issued pursuant to short-term debt conversion			282				(10)		272
Common stock issued pursuant to short-term debt conversion, shares	38,085
Tax withholding on vesting of restricted stock units			(33)						(33)
Tax withholding on vesting of restricted stock units, shares	(4,589)
Stock-based compensation expense			3,856						3,856
Change in fair value of debt due to change in credit risk, net of tax							(269)		(269)
Net income (loss)					(47,949)				(47,949)
Issuance of common stock in Registered Direct Offering, net of offering expenses	$ 1		1,225						1,226
Issuance of common stock in Registered Direct Offering, net of offering expenses, shares	923,077
Vesting of restricted stock units
Vesting of restricted stock units, shares	39,178
Issuance of common stock in PIPE Offering, net of offering expenses			3,750						3,750
Issuance of common stock in PIPE Offering, net of offering expenses, shares	581,395
Issuance of warrants (C.V. Starr & RWI)			2,016						2,016
Balances at Jun. 30, 2023	$ 2		873,573		(757,462)		2,388		118,501
Balance, shares at Jun. 30, 2023	18,081,724
Common stock issued pursuant to short-term debt conversion			807				7		814
Common stock issued pursuant to short-term debt conversion, shares	155,785
Tax withholding on vesting of restricted stock units			(1)						(1)
Tax withholding on vesting of restricted stock units, shares	(275)
Stock-based compensation expense			3,598						3,598
Net income (loss)					(93,876)				(93,876)
Issuance of common stock in Registered Direct Offering, net of offering expenses			96						96
Issuance of common stock in Registered Direct Offering, net of offering expenses, shares	857,143
Common stock issued pursuant to short-term debt maturity extension			712						712
Common stock issued pursuant to short-term debt maturity extension, shares	270,731
Fair value of warrant modification for professional services			403						403
Vesting of restricted stock units
Vesting of restricted stock units, shares	805
Balances at Sep. 30, 2023	$ 2		879,188		(851,338)		2,395		30,247
Balance, shares at Sep. 30, 2023	19,365,913
Balances at Dec. 31, 2023	$ 19	2	882,732	882,749	(841,791)	(841,791)			40,960	40,960
Balance, shares at Dec. 31, 2023	19,378,192
Vesting of restricted stock units
Vesting of restricted stock units, in shares	233,361
Tax withholding on vesting of restricted stock units				(357)						(357)
Tax withholding on vesting of restricted stock units, shares	(80,672)
Stock-based compensation expense				2,966						2,966
Issuance of common stock and warrants in PIPE Offering, net of offering expenses				6,000						6,000
Issuance of common stock and warrants in PIPE Offering, net of offering expenses, in shares	2,141,098
Net income (loss)						(22,013)				(22,013)
Issuance of common stock to Yorkville for debt extension and SEPA commitment fee				317						317
Issuance of common stock to Yorkville for debt extension and SEPA commitment fee, in shares	116,964
Issuance and modification of warrants to RWI and C.V. Starr				3,322						3,322
Issuance of warrants to Palantir as consideration for settlement agreement				50						50
Issuance of warrants to Palantir as consideration for settlement agreement, in shares	20,000
Retirement of shares in connection with reverse stock split
Retirement of shares in connection with reverse stock split, in shares	(191)
Balances at Mar. 31, 2024	$ 2		895,047		(863,804)				31,245
Balance, shares at Mar. 31, 2024	21,808,752
Balances at Dec. 31, 2023	$ 19	$ 2	882,732	$ 882,749	(841,791)	$ (841,791)			40,960	$ 40,960
Balance, shares at Dec. 31, 2023	19,378,192
Net income (loss)									(44,599)
Balances at Sep. 30, 2024	$ 2		903,670		(886,390)		(2)		17,280
Balance, shares at Sep. 30, 2024	21,984,614
Balances at Mar. 31, 2024	$ 2		895,047		(863,804)				31,245
Balance, shares at Mar. 31, 2024	21,808,752
Vesting of restricted stock units
Vesting of restricted stock units, in shares	87,180
Tax withholding on vesting of restricted stock units
Tax withholding on vesting of restricted stock units, shares	(2,655)
Stock-based compensation expense			2,990						2,990
Net income (loss)					(6,488)				(6,488)
Issuance and modification of warrants to RWI and C.V. Starr			(61)						(61)
Issuance of warrants to Palantir as consideration for settlement agreement			125						125
Issuance of warrants to Palantir as consideration for settlement agreement, in shares	40,584
Balances at Jun. 30, 2024	$ 2		898,101		(870,292)				27,811
Balance, shares at Jun. 30, 2024	21,933,861
Vesting of restricted stock units
Vesting of restricted stock units, in shares	75,472
Tax withholding on vesting of restricted stock units			(73)						(73)
Tax withholding on vesting of restricted stock units, shares	(24,719)
Stock-based compensation expense			2,672						2,672
Change in fair value of debt due to change in credit risk, net of tax							(2)		(2)
Net income (loss)					(16,098)				(16,098)
Reclassification of warrants from liability classified to equity classified			2,970						2,970
Balances at Sep. 30, 2024	$ 2		$ 903,670		$ (886,390)		$ (2)		$ 17,280
Balance, shares at Sep. 30, 2024	21,984,614